Document And Entity Information	Jan. 20, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 20, 2022
Entity Registrant Name	eMagin Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15751
Entity Tax Identification Number	56-1764501
Entity Address, Address Line One	700 South Drive
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Hopewell Junction
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12533
City Area Code	845
Local Phone Number	838-7900
Title of 12(b) Security	Common Stock, $0.001 Par Value Per Share
Trading Symbol	EMAN
Security Exchange Name	NYSEAMER
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001046995